Legal Information - Additional Information (Detail)		12 Months Ended
	Nov. 01, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2019 ARS ($) Vote Facility Plant $ / shares shares	Dec. 31, 1993	Dec. 31, 2018 ARS ($) shares
Disclosure of general information about financial statements [line items]
Fiscal year		95 years
Number of factories | Facility		9
Number of plants | Plant		11
Name of ultimate parent company		Caue Austria Holding GmbH
Capital | $	$ 59,602,649	$ 59,603,000		$ 59,603,000
Number of common shares issued | shares	596,026,490	596,026,000		596,026,000
Par value per share | $ / shares	$ 0.10	$ 0.10
Number of votes per share | Vote	1	1
Ferrosur Roca S.A. [member]
Disclosure of general information about financial statements [line items]
Concession extension period		10 years
Concession period			30 years
Caue Austria Holding GmbH [member]
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company		51.0437%